Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2016
Provision for credit losses
in	6M16	6M15
Provision for credit losses (CHF million)
Provision for loan losses	98	41
Provision for lending-related and other exposures	9	17
Provision for credit losses	107	58